Anthony J. McCusker 650.752.3267 AMcCusker@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025-1105 T: 650.752.3100 F: 650.853.1038

June 17, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Imperva, Inc. —Registration Statement on Form S-1 (the “Registration Statement”)

Ladies and Gentlemen:

On behalf of Imperva, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended (the “Act”), and Regulation S-T promulgated thereunder, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 with copies of all exhibits thereto for the purpose of registering shares of the Company’s common stock. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. Pursuant to Rule 13(c) of Regulation S-T, a wire transfer in the amount of $8,707.50 was submitted to the Commission’s lock-box in connection with this filing.

Should you have any questions or comments, please do not hesitate to contact me at the address above or at (650)752-3267.

Sincerely,

/s/ Anthony J. McCusker

Anthony J. McCusker

cc:	Shlomo Kramer, Imperva, Inc.